REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2024	2023	2022
Realized gain on FLNG Hilli’s oil derivative instrument	68,700	73,120	110,696
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	49,438	87,555	(18,605)
Realized gain on FLNG Hilli’s gas derivative instrument	22,950	39,232	139,929
Realized gain on oil and gas derivative instruments, net	141,088	199,907	232,020

(in thousands of $)	Year Ended December 31,
	2024	2023	2022
Unrealized MTM adjustment for commodity swap derivatives	(48,079)	(65,290)	111,703
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 20)	(47,272)	(76,847)	55,315
Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 20)	(6,511)	(142,521)	121,959
Unrealized (loss)/gain on oil and gas derivative instruments, net	(101,862)	(284,658)	288,977

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 27)	39,226	(84,751)	520,997